INVENTORIES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Classes of current inventories [abstract]
Consumable stores	R 129.0	R 101.9
Gold in process	66.2	55.1
Finished stock - Gold Bullion	37.8	23.3
Total inventories	233.0	180.3
Inventory carried at net realisable value includes:
Gold in process	0.0	45.3
Finished stock - Gold Bullion	0.0	19.3
Write down to net realisable value included in movement in gold in process and finished stock	R 0.0	R 10.2